Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Research and development expenses	$ 409	$ 61
General and administrative expenses	321	150
Total operating loss	730	211
Financial expenses	22	37
Loss for the year	$ 752	$ 248
Loss per share
Basic and dilutive loss per common stock (in dollars)	$ (0.02)	$ (0.01)	[1]

[1]	Share capital was retroactively adjusted using the exchange ratio established pursuant to the Stock Exchange Agreement to reflect the capital of the legal entity (the Parent Company), see also Note 10A.